UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Large Cap Value Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Auto Components – 1.8%
66,000	BorgWarner Inc	$3,219,480
25,000	Lear Corporation	4,950,000
	Total Auto Components	8,169,480
	Automobiles – 3.0%
551,000	Ford Motor Company	6,364,050
174,000	General Motors Company	7,429,800
	Total Automobiles	13,793,850
	Banks – 3.1%
48,000	Bank of America Corporation	1,393,920
51,000	Citizens Financial Group Inc	2,083,350
48,000	JPMorgan Chase & Co	5,136,480
298,000	Regions Financial Corporation	5,435,520
	Total Banks	14,049,270
	Biotechnology – 1.7%
43,000	Amgen Inc	7,723,660
	Building Products – 1.0%
73,000	Owens Corning	4,615,060
	Capital Markets – 6.0%
34,000	Ameriprise Financial, Inc	4,713,420
116,000	Bank New York Mellon	6,351,000
173,000	Federated Investors Inc	4,198,710
134,000	Morgan Stanley	6,718,760
58,000	State Street Corporation	5,574,380
	Total Capital Markets	27,556,270
	Chemicals – 3.0%
119,000	CF Industries Holdings, Inc	4,895,660
47,000	LyondellBasell Industries NV	5,269,640
32,000	Westlake Chemical Corporation	3,703,360
	Total Chemicals	13,868,660
	Communications Equipment – 2.7%
296,000	Cisco Systems, Inc	12,642,160

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Construction & Engineering – 1.1%
148,000	AECOM	$ 4,884,000
	Consumer Finance – 5.0%
28,000	Capital One Financial Corporation	2,632,000
13,000	Credit Acceptance Corporation	4,589,130
76,000	Discover Financial Services	5,613,360
251,000	Santander Consumer USA Holdings Inc	4,495,410
166,000	Synchrony Financial	5,748,580
	Total Consumer Finance	23,078,480
	Containers & Packaging – 1.1%
85,000	WestRock Company	5,004,800
	Diversified Financial Services – 1.1%
26,000	Berkshire Hathaway Inc., Class B, (2)	4,979,780
	Diversified Telecommunication Services – 3.9%
382,000	AT&T Inc	12,346,240
237,026	Frontier Communications Corporation	1,761,103
208,000	Intelsat SA, (2)	3,712,800
	Total Diversified Telecommunication Services	17,820,143
	Electrical Equipment – 1.7%
41,000	Acuity Brands Inc	4,848,250
39,000	Regal-Beloit Corporation	3,098,550
	Total Electrical Equipment	7,946,800
	Electronic Equipment, Instruments & Components – 1.1%
178,000	Jabil Inc	5,033,840
	Food & Staples Retailing – 2.5%
209,000	Kroger Co	5,084,970
100,000	Walgreens Boots Alliance Inc	6,239,000
	Total Food & Staples Retailing	11,323,970
	Food Products – 1.0%
107,000	General Mills, Inc	4,525,030
	Health Care Providers & Services – 9.8%
4,900	AmerisourceBergen Corporation	402,486
28,000	Anthem Inc	6,199,760
101,000	Cardinal Health, Inc	5,261,090
29,000	CIGNA Corporation	4,911,730
113,000	CVS Health Corporation	7,163,070
82,000	Express Scripts, Holding Company	6,216,420
17,000	Humana Inc	4,946,660

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
39,000	McKesson HBOC Inc	$5,535,660
21,000	Wellcare Health Plans Inc	4,655,070
	Total Health Care Providers & Services	45,291,946
	Hotels, Restaurants & Leisure – 1.2%
4,000	Hilton Worldwide Holdings Inc	322,840
62,000	Hyatt Hotels Corporation, Class A	5,067,260
	Total Hotels, Restaurants & Leisure	5,390,100
	Independent Power & Renewable Electricity Producers – 0.2%
73,700	AES Corporation	939,675
	Insurance – 2.5%
13,000	Allstate Corporation	1,215,240
135,000	MetLife, Inc	6,208,650
100,000	Unum Group	3,881,000
	Total Insurance	11,304,890
	IT Services – 1.1%
104,000	Booz Allen Hamilton Holding	4,689,360
2,800	MasterCard, Inc	532,336
	Total IT Services	5,221,696
	Machinery – 2.9%
36,000	Cummins Inc	5,126,040
84,000	PACCAR Inc	5,227,320
71,000	Pentair Limited	3,098,440
	Total Machinery	13,451,800
	Media – 1.5%
11,000	Comcast Corporation, Class A	342,980
216,000	Discovery Communications inc., Class A Shares	4,555,440
193,900	TEGNA, Inc	2,049,523
	Total Media	6,947,943
	Metals & Mining – 0.4%
39,000	Alcoa Inc	1,874,730
	Multiline Retail – 3.7%
81,000	Kohl's Corporation	5,406,750
146,000	Macy's, Inc	5,096,860
87,000	Target Corporation	6,341,430
	Total Multiline Retail	16,845,040
	Oil, Gas & Consumable Fuels – 15.9%
228,000	Antero Resources Corporation	4,357,080
19,000	Concho Resources Inc, (2)	2,608,890

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
113,000	CONSOL Energy Inc, (2)	$4,978,780
102,000	EQT Corporation	5,257,080
47,000	Exxon Mobil Corporation	3,818,280
452,000	Gulfport Energy Corporation	5,021,720
66,000	HollyFrontier Company	5,093,880
78,000	Marathon Petroleum Corporation	6,164,340
156,000	Murphy Oil Corporation	4,797,000
107,000	PBF Energy Inc	5,048,260
57,000	Phillips 66	6,639,930
326,000	Range Resources Corporation	5,163,840
193,000	SM Energy Company	5,056,600
925,000	Southwestern Energy Company, (2)	4,375,250
91,000	Whiting Petroleum Corporation, (2)	4,770,220
	Total Oil, Gas & Consumable Fuels	73,151,150
	Paper & Forest Products – 1.0%
96,000	Domtar Corporation	4,614,720
	Pharmaceuticals – 0.3%
13,000	Johnson & Johnson	1,555,060
	Real Estate Management & Development – 1.1%
105,000	CBRE Group Inc	4,849,950
	Road & Rail – 1.1%
62,000	Genesee & Wyoming Inc	4,842,820
	Semiconductors & Semiconductor Equipment – 3.0%
96,000	Intel Corporation	5,299,200
204,000	Marvell Technology Group Ltd	4,394,160
172,000	ON Semiconductor Corporation, (2)	4,322,360
	Total Semiconductors & Semiconductor Equipment	14,015,720
	Software – 1.0%
35,000	VMware Inc	4,811,800
	Specialty Retail – 4.9%
77,000	Best Buy Co., Inc	5,255,250
35,000	Burlington Store Inc	5,118,750
152,000	Gap, Inc	4,252,960
45,000	Murphy USA Inc, (2)	3,004,200
113,000	Urban Outfitters, Inc	4,694,020
	Total Specialty Retail	22,325,180

Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 4.6%
357,000	Hewlett Packard Enterprise Co	$5,440,680
260,000	HP Inc	5,727,800
71,000	NetApp, Inc	4,850,720
63,000	Western Digital Corporation	5,261,130
	Total Technology Hardware, Storage & Peripherals	21,280,330
	Textiles, Apparel & Luxury Goods – 0.8%
68,000	Michael Kors Holdings Limited	3,902,520
	Trading Companies & Distributors – 1.0%
80,000	WESCO International Inc	4,748,000
	Wireless Telecommunication Services – 1.0%
184,000	Telephone and Data Systems Inc	4,701,200

	Total Long-Term Investments (cost $418,645,304)	459,081,523

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2%
	REPURCHASE AGREEMENTS – 0.2%
$ 846	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/18, repurchase price $846,361, collateralized by $940,000 U.S. Treasury Notes, 1.625%, due 2/15/26, value $866,317	0.740%	6/01/18	$ 846,344
	Total Short-Term Investments (cost $846,344)			846,344
	Total Investments (cost $419,491,648) – 100.0%			459,927,867
	Other Assets Less Liabilities – (0.0)%			(148,507)
	Net Assets – 100%			$ 459,779,360
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$459,081,523	$ —	$ —	$459,081,523
Short-Term Investments:
Repurchase Agreements	—	846,344	—	846,344
Total	$459,081,523	$846,344	$ —	$459,927,867
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$421,853,866
Gross unrealized:
Appreciation	$ 64,026,121
Depreciation	(25,952,120)
Net unrealized appreciation (depreciation) of investments	$ 38,074,001
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Large Cap Core Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Auto Components – 1.9%
34,000	Lear Corporation	$6,732,000
43,000	Visteon Corporation	5,373,280
	Total Auto Components	12,105,280
	Automobiles – 2.5%
668,000	Ford Motor Company	7,715,400
206,000	General Motors Company	8,796,200
	Total Automobiles	16,511,600
	Banks – 1.7%
40,000	Bank of America Corporation	1,161,600
30,000	JPMorgan Chase & Co	3,210,300
380,000	Regions Financial Corporation	6,931,200
	Total Banks	11,303,100
	Biotechnology – 1.3%
48,000	Amgen Inc	8,621,760
	Building Products – 1.0%
98,000	Owens Corning	6,195,560
	Capital Markets – 5.7%
35,000	Ameriprise Financial, Inc	4,852,050
126,500	Bank New York Mellon	6,925,875
181,000	Federated Investors Inc	4,392,870
98,000	LPL Investments Holdings Inc	6,739,460
151,000	Morgan Stanley	7,571,140
69,000	State Street Corporation	6,631,590
	Total Capital Markets	37,112,985
	Chemicals – 1.4%
160,000	CF Industries Holdings, Inc	6,582,400
20,000	Westlake Chemical Corporation	2,314,600
	Total Chemicals	8,897,000
	Commercial Services & Supplies – 1.0%
125,000	KAR Auction Services Inc	6,596,250
	Communications Equipment – 1.6%
248,000	Cisco Systems, Inc	10,592,080

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Construction & Engineering – 0.8%
167,000	AECOM	$ 5,511,000
	Consumer Finance – 1.7%
12,000	Credit Acceptance Corporation	4,236,120
37,000	Discover Financial Services	2,732,820
215,000	Santander Consumer USA Holdings Inc	3,850,650
	Total Consumer Finance	10,819,590
	Containers & Packaging – 1.0%
109,000	WestRock Company	6,417,920
	Diversified Financial Services – 0.5%
16,000	Berkshire Hathaway Inc., Class B	3,064,480
	Diversified Telecommunication Services – 1.9%
329,000	AT&T Inc	10,633,280
258,599	Frontier Communications Corporation	1,921,391
	Total Diversified Telecommunication Services	12,554,671
	Electrical Equipment – 1.5%
58,000	Acuity Brands Inc	6,858,500
40,000	Regal-Beloit Corporation	3,178,000
	Total Electrical Equipment	10,036,500
	Electronic Equipment, Instruments & Components – 1.0%
223,000	Jabil Inc	6,306,440
	Food & Staples Retailing – 4.1%
273,000	Kroger Co	6,642,090
253,000	Sprouts Farmers Market Inc	5,490,100
115,000	Sysco Corporation	7,478,450
108,000	Walgreens Boots Alliance Inc	6,738,120
	Total Food & Staples Retailing	26,348,760
	Health Care Providers & Services – 10.3%
73,000	AmerisourceBergen Corporation	5,996,220
90,000	Cardinal Health, Inc	4,688,100
44,000	CIGNA Corporation	7,452,280
126,000	CVS Health Corporation	7,987,140
94,000	Express Scripts, Holding Company	7,126,140
27,000	Humana Inc	7,856,460
47,000	McKesson HBOC Inc	6,671,180
51,000	UnitedHealth Group Incorporated	12,317,010
30,000	Wellcare Health Plans Inc	6,650,100
	Total Health Care Providers & Services	66,744,630

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 6.0%
75,000	Dunkin Brands Group Inc	$4,802,250
83,000	Hyatt Hotels Corporation, Class A	6,783,590
93,000	Las Vegas Sands	7,496,730
55,000	Marriott International, Inc., Class A	7,444,800
54,000	Wyndham Worldwide Corporation	5,855,760
35,000	Wynn Resorts Ltd	6,860,350
	Total Hotels, Restaurants & Leisure	39,243,480
	Insurance – 0.5%
77,000	MetLife, Inc	3,541,230
	Internet & Direct Marketing Retail – 1.5%
6,000	Amazon.com, Inc, (2)	9,777,720
	Internet Software & Services – 4.2%
9,000	Alphabet Inc., Class A, (2)	9,900,000
25,000	Facebook Inc., Class A Shares, (2)	4,794,500
38,000	IAC/InterActiveCorp	5,895,320
52,000	VeriSign, Inc	6,782,880
	Total Internet Software & Services	27,372,700
	IT Services – 4.3%
41,000	Broadridge Financial Solutions, Inc	4,733,450
59,000	MasterCard, Inc	11,217,080
90,000	Visa Inc	11,764,800
	Total IT Services	27,715,330
	Machinery – 1.6%
68,000	AGCO Corporation	4,324,800
150,000	Allison Transmission Holdings Inc	6,196,500
	Total Machinery	10,521,300
	Media – 1.4%
19,000	AMC Networks Inc., Class A Shares	1,086,230
272,000	Discovery Communications inc., Class A Shares	5,736,480
218,000	TEGNA, Inc	2,304,260
	Total Media	9,126,970
	Metals & Mining – 0.9%
120,000	Alcoa Inc	5,768,400
	Multiline Retail – 3.5%
101,000	Kohl's Corporation	6,741,750
60,000	Macy's, Inc	2,094,600
136,000	Nordstrom, Inc	6,668,080

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Multiline Retail (continued)
101,000	Target Corporation	$ 7,361,890
	Total Multiline Retail	22,866,320
	Oil, Gas & Consumable Fuels – 11.3%
312,000	Antero Resources Corporation	5,962,320
160,000	CONSOL Energy Inc	7,049,600
136,000	EQT Corporation	7,009,440
28,000	Exxon Mobil Corporation	2,274,720
590,000	Gulfport Energy Corporation	6,554,900
95,000	HollyFrontier Company	7,332,100
95,000	Marathon Petroleum Corporation	7,507,850
204,000	Murphy Oil Corporation	6,273,000
146,000	PBF Energy Inc	6,888,280
66,000	Phillips 66	7,688,340
425,000	Range Resources Corporation	6,732,000
82,000	SM Energy Company	2,148,400
	Total Oil, Gas & Consumable Fuels	73,420,950
	Paper & Forest Products – 1.0%
134,000	Domtar Corporation	6,441,380
	Personal Products – 1.0%
124,000	Herbalife, Limited	6,295,480
	Pharmaceuticals – 0.4%
19,000	Johnson & Johnson	2,272,780
	Real Estate Management & Development – 1.0%
146,000	CBRE Group Inc	6,743,740
	Road & Rail – 1.1%
89,000	Genesee & Wyoming Inc	6,951,790
	Semiconductors & Semiconductor Equipment – 0.9%
261,000	Marvell Technology Group Ltd	5,621,940
	Software – 5.3%
39,000	Intuit, Inc	7,862,400
124,000	Microsoft Corporation	12,256,160
45,000	Red Hat, Inc	7,308,900
49,000	VMware Inc	6,736,520
	Total Software	34,163,980
	Specialty Retail – 4.4%
101,000	Best Buy Co., Inc	6,893,250

Shares	Description (1)	Value
	Specialty Retail (continued)
50,000	Burlington Store Inc	$7,312,500
179,000	Gap, Inc	5,008,420
35,000	Ross Stores, Inc	2,760,800
166,000	Urban Outfitters, Inc	6,895,640
	Total Specialty Retail	28,870,610
	Technology Hardware, Storage & Peripherals – 5.8%
94,000	Apple, Inc	17,565,780
264,400	HP Inc	5,824,732
104,000	NetApp, Inc	7,105,280
83,000	Western Digital Corporation	6,931,330
	Total Technology Hardware, Storage & Peripherals	37,427,122
	Textiles, Apparel & Luxury Goods – 1.7%
57,000	Carter's Inc	6,213,570
88,600	Michael Kors Holdings Limited	5,084,754
	Total Textiles, Apparel & Luxury Goods	11,298,324
	Trading Companies & Distributors – 0.3%
3,000	W.W. Grainger, Inc	926,970
12,000	WESCO International Inc	712,200
	Total Trading Companies & Distributors	1,639,170
	Wireless Telecommunication Services – 0.9%
217,000	Telephone and Data Systems Inc	5,544,350

	Total Long-Term Investments (cost $565,088,468)	648,364,672

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.0%
	REPURCHASE AGREEMENTS – 0.0%
$ 212	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/18, repurchase price $211,513, collateralized by $235,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $220,276	0.740%	6/01/18	$ 211,509
	Total Short-Term Investments (cost $211,509)			211,509
	Total Investments (cost $565,299,977) – 99.9%			648,576,181
	Other Assets Less Liabilities – 0.1%			513,960
	Net Assets – 100%			$ 649,090,141

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$648,364,672	$ —	$ —	$648,364,672
Short-Term Investments:
Repurchase Agreements	—	211,509	—	211,509
Total	$648,364,672	$211,509	$ —	$648,576,181
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$566,760,510
Gross unrealized:
Appreciation	$104,046,325
Depreciation	(22,230,654)
Net unrealized appreciation (depreciation) of investments	$ 81,815,671
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Large Cap Growth Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.4%
	COMMON STOCKS – 100.4%
	Aerospace & Defense – 0.5%
4,000	Boeing Company	$ 1,408,640
	Auto Components – 3.1%
63,000	BorgWarner Inc	3,073,140
16,000	Lear Corporation	3,168,000
25,000	Visteon Corporation	3,124,000
	Total Auto Components	9,365,140
	Automobiles – 0.1%
18,200	Ford Motor Company	210,210
	Biotechnology – 2.8%
15,000	AbbVie Inc	1,484,100
21,000	Amgen Inc	3,772,020
11,000	Biogen Inc, (2)	3,233,560
	Total Biotechnology	8,489,680
	Capital Markets – 5.2%
26,000	Ameriprise Financial, Inc	3,604,380
103,000	Federated Investors Inc	2,499,810
46,000	LPL Investments Holdings Inc	3,163,420
53,000	SEI Investments Company	3,380,340
31,000	State Street Corporation	2,979,410
	Total Capital Markets	15,627,360
	Chemicals – 2.1%
30,000	LyondellBasell Industries NV	3,363,600
26,000	Westlake Chemical Corporation	3,008,980
	Total Chemicals	6,372,580
	Commercial Services & Supplies – 1.1%
63,000	KAR Auction Services Inc	3,324,510
	Consumer Finance – 2.1%
33,000	Capital One Financial Corporation	3,102,000
9,000	Credit Acceptance Corporation	3,177,090
	Total Consumer Finance	6,279,090
	Diversified Telecommunication Services – 0.1%
16,900	Intelsat SA	301,665

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 1.0%
26,000	Acuity Brands Inc	$ 3,074,500
	Electronic Equipment, Instruments & Components – 0.3%
26,000	Jabil Inc	735,280
	Food & Staples Retailing – 5.3%
140,000	Kroger Co	3,406,200
1,609,000	Rite Aid Corporation, (2)	2,574,400
139,000	Sprouts Farmers Market Inc	3,016,300
57,000	Sysco Corporation	3,706,710
54,000	Walgreens Boots Alliance Inc	3,369,060
	Total Food & Staples Retailing	16,072,670
	Food Products – 1.0%
74,000	General Mills, Inc	3,129,460
	Health Care Providers & Services – 9.5%
39,000	AmerisourceBergen Corporation	3,203,460
23,000	CIGNA Corporation	3,895,510
41,000	Express Scripts, Holding Company	3,108,210
14,000	Humana Inc	4,073,720
21,000	McKesson HBOC Inc	2,980,740
34,000	UnitedHealth Group Incorporated	8,211,340
14,000	Wellcare Health Plans Inc	3,103,380
	Total Health Care Providers & Services	28,576,360
	Hotels, Restaurants & Leisure – 9.8%
1,000	Chipotle Mexican Grill	430,180
19,000	Dominos Pizza Inc	4,775,022
49,000	Dunkin Brands Group Inc	3,137,470
8,000	Hilton Worldwide Holdings Inc	645,680
37,000	Hyatt Hotels Corporation, Class A	3,024,010
46,000	Las Vegas Sands	3,708,060
30,000	Marriott International, Inc., Class A	4,060,800
89,000	MGM Resorts International Inc	2,799,050
31,000	Wyndham Worldwide Corporation	3,361,640
18,000	Wynn Resorts Ltd	3,528,180
	Total Hotels, Restaurants & Leisure	29,470,092
	Household Durables – 0.9%
19,000	Whirlpool Corporation	2,750,250
	Internet & Direct Marketing Retail – 3.3%
6,000	Amazon.com, Inc	9,777,720

Shares	Description (1)	Value
	Internet Software & Services – 6.5%
8,000	Alphabet Inc., Class A	$8,800,000
21,000	Facebook Inc., Class A Shares	4,027,380
21,000	IAC/InterActiveCorp	3,257,940
26,000	VeriSign, Inc	3,391,440
	Total Internet Software & Services	19,476,760
	IT Services – 6.6%
20,700	Booz Allen Hamilton Holding	933,363
31,000	Broadridge Financial Solutions, Inc	3,578,950
37,000	MasterCard, Inc	7,034,440
64,000	Visa Inc	8,366,080
	Total IT Services	19,912,833
	Leisure Products – 1.0%
27,000	Polaris Industries Inc	3,021,300
	Machinery – 2.0%
75,000	Allison Transmission Holdings Inc	3,098,250
24,000	WABCO Holdings Inc	2,902,320
	Total Machinery	6,000,570
	Media – 3.1%
54,000	AMC Networks Inc., Class A Shares	3,087,180
108,000	Comcast Corporation, Class A	3,367,440
136,000	Discovery Communications inc., Class A Shares	2,868,240
	Total Media	9,322,860
	Multiline Retail – 1.3%
12,600	Kohl's Corporation	841,050
65,000	Nordstrom, Inc	3,186,950
	Total Multiline Retail	4,028,000
	Oil, Gas & Consumable Fuels – 3.1%
169,000	Antero Resources Corporation	3,229,590
61,000	EQT Corporation	3,143,940
272,000	Gulfport Energy Corporation	3,021,920
	Total Oil, Gas & Consumable Fuels	9,395,450
	Personal Products – 1.1%
62,000	Herbalife, Limited	3,147,740
	Real Estate Management & Development – 1.1%
70,000	CBRE Group Inc	3,233,300
	Semiconductors & Semiconductor Equipment – 0.7%
23,000	ON Semiconductor Corporation	577,990

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
40,000	Teradyne Inc	$ 1,516,400
	Total Semiconductors & Semiconductor Equipment	2,094,390
	Software – 10.0%
21,000	Adobe Systems Incorporated, (2)	5,234,880
20,000	Intuit, Inc	4,032,000
137,000	Microsoft Corporation	13,541,080
24,000	Red Hat, Inc	3,898,080
25,000	VMware Inc	3,437,000
	Total Software	30,143,040
	Specialty Retail – 4.5%
12,900	Best Buy Co., Inc	880,425
25,000	Burlington Store Inc	3,656,250
2,000	Foot Locker, Inc	107,940
96,000	Gap, Inc	2,686,080
12,000	Home Depot, Inc	2,238,600
23,000	Michaels Cos Inc, (2)	422,280
45,000	Ross Stores, Inc	3,549,600
	Total Specialty Retail	13,541,175
	Technology Hardware, Storage & Peripherals – 7.3%
82,000	Apple, Inc	15,323,340
53,000	NetApp, Inc	3,620,960
37,000	Western Digital Corporation	3,089,870
	Total Technology Hardware, Storage & Peripherals	22,034,170
	Textiles, Apparel & Luxury Goods – 1.9%
28,000	Carter's Inc	3,052,280
48,000	Michael Kors Holdings Limited	2,754,720
	Total Textiles, Apparel & Luxury Goods	5,807,000
	Trading Companies & Distributors – 2.0%
96,000	Univar Inc, (2)	2,617,920
11,000	W.W. Grainger, Inc	3,398,890
	Total Trading Companies & Distributors	6,016,810

	Total Long-Term Investments (cost $236,971,053)	302,140,605

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%
	REPURCHASE AGREEMENTS – 0.3%
$ 793	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/18, repurchase price $792,608, collateralized by $865,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $810,803	0.740%	6/01/18	$ 792,592
	Total Short-Term Investments (cost $792,592)			792,592
	Total Investments (cost $237,763,645) – 100.7%			302,933,197
	Other Assets Less Liabilities – (0.7)%			(2,147,585)
	Net Assets – 100%			$ 300,785,612
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$302,140,605	$ —	$ —	$302,140,605
Short-Term Investments:
Repurchase Agreements	—	792,592	—	792,592
Total	$302,140,605	$792,592	$ —	$302,933,197

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$238,187,792
Gross unrealized:
Appreciation	$ 73,693,404
Depreciation	(8,947,999)
Net unrealized appreciation (depreciation) of investments	$ 64,745,405
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Concentrated Core Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Automobiles – 11.2%
349,200	Ford Motor Company	$4,033,260
103,000	General Motors Company	4,398,100
	Total Automobiles	8,431,360
	Capital Markets – 12.1%
25,100	Ameriprise Financial, Inc	3,479,613
75,300	Morgan Stanley	3,775,542
19,800	State Street Corporation	1,902,978
	Total Capital Markets	9,158,133
	Diversified Telecommunication Services – 5.0%
117,000	AT&T Inc	3,781,440
	Food & Staples Retailing – 10.4%
63,300	Sysco Corporation	4,116,399
59,800	Walgreens Boots Alliance Inc	3,730,922
	Total Food & Staples Retailing	7,847,321
	Health Care Providers & Services – 25.0%
22,100	CIGNA Corporation	3,743,077
58,800	CVS Health Corporation	3,727,332
49,700	Express Scripts, Holding Company, (2)	3,767,757
25,400	McKesson HBOC Inc	3,605,276
16,700	UnitedHealth Group Incorporated	4,033,217
	Total Health Care Providers & Services	18,876,659
	Hotels, Restaurants & Leisure – 10.4%
50,300	Las Vegas Sands	4,054,683
27,700	Marriott International, Inc., Class A	3,749,472
	Total Hotels, Restaurants & Leisure	7,804,155
	IT Services – 10.5%
19,600	MasterCard, Inc	3,726,352
31,800	Visa Inc	4,156,896
	Total IT Services	7,883,248
	Oil, Gas & Consumable Fuels – 4.3%
41,100	Marathon Petroleum Corporation	3,242,180

Nuveen Concentrated Core Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Software – 5.4%
29,600	VMware Inc, (2)	$ 4,069,408
	Technology Hardware, Storage & Peripherals – 4.9%
44,000	Western Digital Corporation	3,674,440

	Total Long-Term Investments (cost $71,019,948)	74,768,344
	Other Assets Less Liabilities – 0.8%	625,424
	Net Assets – 100%	$ 75,393,768
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$74,768,344	$ —	$ —	$74,768,344
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$72,732,168
Gross unrealized:
Appreciation	$ 7,483,111
Depreciation	(5,446,935)
Net unrealized appreciation (depreciation) of investments	$ 2,036,176

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Equity Market Neutral Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 55.2%
	COMMON STOCKS – 55.2%
	Auto Components – 1.0%
6,000	Lear Corporation	$1,188,000
6,600	Visteon Corporation, (2)	824,736
	Total Auto Components	2,012,736
	Automobiles – 1.8%
143,000	Ford Motor Company	1,651,650
43,000	General Motors Company	1,836,100
	Total Automobiles	3,487,750
	Banks – 0.8%
81,000	Regions Financial Corporation	1,477,440
	Biotechnology – 0.5%
4,900	Amgen Inc	880,138
	Building Products – 0.7%
22,000	Owens Corning	1,390,840
	Capital Markets – 3.1%
13,400	Bank New York Mellon	733,650
38,000	Federated Investors Inc	922,260
24,000	LPL Investments Holdings Inc	1,650,480
28,000	Morgan Stanley	1,403,920
14,000	State Street Corporation	1,345,540
	Total Capital Markets	6,055,850
	Chemicals – 0.5%
8,000	Westlake Chemical Corporation	925,840
	Commercial Services & Supplies – 0.8%
31,000	KAR Auction Services Inc	1,635,870
	Communications Equipment – 0.4%
17,000	Cisco Systems, Inc	726,070
	Construction & Engineering – 0.9%
51,000	AECOM, (2)	1,683,000
	Consumer Finance – 1.5%
3,000	Credit Acceptance Corporation, (2)	1,059,030

Shares	Description (1)	Value
	Consumer Finance (continued)
6,400	Discover Financial Services	$472,704
79,000	Santander Consumer USA Holdings Inc	1,414,890
	Total Consumer Finance	2,946,624
	Containers & Packaging – 0.8%
25,000	WestRock Company	1,472,000
	Diversified Telecommunication Services – 0.8%
39,000	AT&T Inc	1,260,480
32,140	Frontier Communications Corporation	238,800
	Total Diversified Telecommunication Services	1,499,280
	Electrical Equipment – 0.9%
14,000	Acuity Brands Inc	1,655,500
	Electronic Equipment, Instruments & Components – 0.5%
33,200	Jabil Inc	938,896
	Food & Staples Retailing – 1.8%
54,000	Sprouts Farmers Market Inc, (2)	1,171,800
25,000	Sysco Corporation	1,625,750
12,100	Walgreens Boots Alliance Inc	754,919
	Total Food & Staples Retailing	3,552,469
	Health Care Providers & Services – 4.7%
9,000	AmerisourceBergen Corporation	739,260
11,500	Cardinal Health, Inc	599,035
3,200	CIGNA Corporation	541,984
14,500	CVS Health Corporation	919,155
10,300	Express Scripts, Holding Company	780,843
5,000	Humana Inc	1,454,900
7,000	McKesson HBOC Inc	993,580
7,000	UnitedHealth Group Incorporated	1,690,570
6,000	Wellcare Health Plans Inc, (2)	1,330,020
	Total Health Care Providers & Services	9,049,347
	Hotels, Restaurants & Leisure – 5.4%
4,000	Chipotle Mexican Grill, (2)	1,720,720
25,000	Dunkin Brands Group Inc	1,600,750
20,000	Hyatt Hotels Corporation, Class A	1,634,600
21,000	Las Vegas Sands	1,692,810
8,000	Marriott International, Inc., Class A	1,082,880
10,000	Wyndham Worldwide Corporation	1,084,400
8,000	Wynn Resorts Ltd	1,568,080
	Total Hotels, Restaurants & Leisure	10,384,240

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Internet Software & Services – 1.2%
5,700	IAC/InterActiveCorp	$884,298
11,000	VeriSign, Inc, (2)	1,434,840
	Total Internet Software & Services	2,319,138
	IT Services – 1.5%
2,000	Broadridge Financial Solutions, Inc	230,900
9,000	MasterCard, Inc	1,711,080
6,800	Visa Inc	888,896
	Total IT Services	2,830,876
	Machinery – 0.7%
31,000	Allison Transmission Holdings Inc	1,280,610
	Media – 1.3%
11,900	AMC Networks Inc., Class A Shares, (2)	680,323
63,000	Discovery Communications inc., Class A Shares, (2)	1,328,670
49,800	TEGNA, Inc	526,386
	Total Media	2,535,379
	Multiline Retail – 3.5%
8,300	Dillard's, Inc., Class A	675,869
25,000	Kohl's Corporation	1,668,750
44,000	Macy's, Inc	1,536,040
31,000	Nordstrom, Inc	1,519,930
19,000	Target Corporation	1,384,910
	Total Multiline Retail	6,785,499
	Multi-Utilities – 0.3%
17,700	Scana Corporation	642,510
	Oil, Gas & Consumable Fuels – 6.5%
59,000	Antero Resources Corporation, (2)	1,127,490
33,000	EQT Corporation	1,700,820
159,000	Gulfport Energy Corporation, (2)	1,766,490
23,000	HollyFrontier Company	1,775,140
17,000	Marathon Petroleum Corporation	1,343,510
36,000	PBF Energy Inc	1,698,480
93,000	Range Resources Corporation	1,473,120
61,000	SM Energy Company	1,598,200
	Total Oil, Gas & Consumable Fuels	12,483,250
	Paper & Forest Products – 0.7%
30,000	Domtar Corporation	1,442,100

Shares	Description (1)	Value
	Personal Products – 0.7%
28,000	Herbalife, Limited	$ 1,421,560
	Real Estate Management & Development – 0.8%
35,000	CBRE Group Inc, (2)	1,616,650
	Road & Rail – 0.8%
21,000	Genesee & Wyoming Inc, (2)	1,640,310
	Semiconductors & Semiconductor Equipment – 0.4%
36,600	Marvell Technology Group Ltd	788,364
	Software – 1.9%
5,400	Intuit, Inc	1,088,640
6,300	Red Hat, Inc, (2)	1,023,246
11,000	VMware Inc	1,512,280
	Total Software	3,624,166
	Specialty Retail – 3.9%
24,000	Best Buy Co., Inc	1,638,000
12,000	Burlington Store Inc, (2)	1,755,000
40,000	Gap, Inc	1,119,200
17,000	Ross Stores, Inc	1,340,960
39,000	Urban Outfitters, Inc, (2)	1,620,060
	Total Specialty Retail	7,473,220
	Technology Hardware, Storage & Peripherals – 1.7%
31,100	HP Inc	685,133
25,000	NetApp, Inc	1,708,000
9,800	Western Digital Corporation	818,398
	Total Technology Hardware, Storage & Peripherals	3,211,531
	Textiles, Apparel & Luxury Goods – 1.1%
12,000	Carter's Inc	1,308,120
13,100	Michael Kors Holdings Limited, (2)	751,809
	Total Textiles, Apparel & Luxury Goods	2,059,929
	Trading Companies & Distributors – 0.5%
18,000	WESCO International Inc, (2)	1,068,300
	Wireless Telecommunication Services – 0.8%
57,000	Telephone and Data Systems Inc	1,456,350

	Total Long-Term Investments (cost $96,233,290)	106,453,632

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 15.6%
	REPURCHASE AGREEMENTS – 15.6%
$ 30,138	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/18, repurchase price $30,139,051, collateralized by $33,360,000 U.S. Treasury Notes, 1.625%, due 2/15/26, value $30,745,043	0.740%	6/01/18	$ 30,138,431
	Total Short-Term Investments (cost $30,138,431)			30,138,431
	Total Investments (cost $126,371,721) – 70.8%			136,592,063

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (57.5)% (3)
	Aerospace & Defense – (0.5)%
(14,200)	BWX Technologies, Inc	$ (947,708)
	Air Freight & Logistics – (0.9)%
(15,000)	United Parcel Service, Inc., Class B	(1,741,800)
	Automobiles – (0.9)%
(6,000)	Tesla Motors Inc, (2)	(1,708,380)
	Banks – (1.4)%
(10,100)	First Republic Bank of San Francisco	(1,005,960)
(13,000)	Signature Bank, (2)	(1,657,370)
	Total Banks	(2,663,330)
	Biotechnology – (5.5)%
(33,000)	Acadia Pharmaceuticals, Inc	(597,300)
(15,000)	Agios Pharmaceutical Inc, (2)	(1,402,500)
(19,000)	BioMarin Pharmaceutical Inc, (2)	(1,716,460)
(16,000)	Incyte Pharmaceuticals Inc, (2)	(1,092,320)
(4,700)	Intercept Pharmaceuticals Incorporated, (2)	(329,987)
(110,000)	Intrexon Corporation, (2)	(1,823,800)
(338,000)	Opko Health Inc, (2)	(1,311,440)
(31,000)	Seattle Genetics, Inc, (2)	(1,875,190)
(10,100)	Tesaro Inc, (2)	(462,277)
	Total Biotechnology	(10,611,274)
	Chemicals – (5.4)%
(18,000)	Albemarle Corporation	(1,682,460)
(6,100)	Ashland Global Holdings Incorporated	(474,092)
(6,700)	Ecolab Inc	(955,487)
(19,000)	FMC Corporation	(1,654,710)
(12,000)	International Flavors & Fragrances Inc	(1,465,560)
(3,000)	NewMarket Corporation	(1,152,870)
(15,700)	RPM International, Inc	(777,150)

Shares	Description (1)	Value
	Chemicals (continued)
(80,000)	Valvoline, Inc	$(1,635,200)
(7,700)	WR Grace & Company	(551,243)
	Total Chemicals	(10,348,772)
	Commercial Services & Supplies – (0.5)%
(18,700)	Rollins Inc	(930,699)
	Construction Materials – (0.4)%
(6,800)	Vulcan Materials Company	(868,632)
	Electric Utilities – (2.3)%
(39,000)	Alliant Energy Corporation	(1,615,380)
(17,000)	Duke Energy Corporation	(1,311,720)
(25,000)	Eversource Energy	(1,427,000)
	Total Electric Utilities	(4,354,100)
	Electronic Equipment, Instruments & Components – (2.1)%
(15,600)	Cognex Corporation	(713,076)
(9,000)	Coherent Inc, (2)	(1,503,450)
(31,000)	Keysight Technologies, Inc, (2)	(1,820,940)
	Total Electronic Equipment, Instruments & Components	(4,037,466)
	Energy Equipment & Services – (2.0)%
(38,600)	Franks International NV	(284,868)
(83,400)	Nabors Industries Inc	(622,998)
(73,000)	Patterson-UTI Energy, Inc	(1,509,640)
(24,200)	RPC Inc	(397,364)
(338,000)	Weatherford International PLC, (2)	(1,145,820)
	Total Energy Equipment & Services	(3,960,690)
	Equity Real Estate Investment Trust – (0.5)%
(8,300)	Digital Realty Trust Inc	(892,084)
	Food Products – (3.2)%
(18,000)	Bunge Limited	(1,251,900)
(67,000)	Hain Celestial Group Inc, (2)	(1,709,840)
(38,000)	Hormel Foods Corporation	(1,363,820)
(12,000)	Kraft Heinz Company	(689,760)
(11,000)	McCormick & Company, Incorporated	(1,111,000)
	Total Food Products	(6,126,320)
	Gas Utilities – (0.8)%
(18,000)	Atmos Energy Corporation	(1,605,780)
	Health Care Equipment & Supplies – (3.5)%
(7,000)	Becton, Dickinson and Company	(1,551,130)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
(7,000)	Cooper Companies, Inc	$(1,584,170)
(10,000)	DENTSPLY SIRONA Inc	(438,100)
(20,000)	DexCom, Inc, (2)	(1,759,800)
(3,900)	Stryker Corporation	(678,678)
(8,600)	West Pharmaceutical Services Inc	(799,800)
	Total Health Care Equipment & Supplies	(6,811,678)
	Hotels, Restaurants & Leisure – (0.6)%
(7,000)	McDonald's Corporation	(1,120,070)
	Household Durables – (2.0)%
(9,200)	Garmin Limited	(552,828)
(33,000)	Lennar Corporation, Class A	(1,707,420)
(8,000)	Mohawk Industries Inc, (2)	(1,632,320)
	Total Household Durables	(3,892,568)
	Household Products – (0.6)%
(18,000)	Colgate-Palmolive Company	(1,135,620)
	Industrial Conglomerates – (0.9)%
(120,000)	General Electric Company	(1,689,600)
	Insurance – (4.4)%
(30,000)	American International Group, Inc	(1,583,700)
(32,000)	Aspen Insurance Holdings Limited	(1,388,800)
(35,000)	Brighthouse Financial, Inc, (2)	(1,648,850)
(18,000)	Hartford Financial Services Group, Inc	(941,940)
(35,000)	Mercury General Corporation	(1,648,850)
(22,000)	XL Group Limited	(1,222,760)
	Total Insurance	(8,434,900)
	Internet Software & Services – (0.8)%
(228,000)	Pandora Media, Inc, (2)	(1,646,160)
	IT Services – (0.7)%
(11,000)	Gartner Inc, (2)	(1,460,140)
	Leisure Products – (0.9)%
(114,000)	Mattel, Inc	(1,769,280)
	Life Sciences Tools & Services – (1.3)%
(5,000)	Bio-Rad Laboratories Inc, (2)	(1,435,650)
(28,000)	Qiagen NV, (2)	(1,016,680)
	Total Life Sciences Tools & Services	(2,452,330)

Shares	Description (1)	Value
	Machinery – (0.9)%
(5,000)	Middleby Corporation, (2)	$(498,100)
(12,000)	Wabtec Corporation	(1,170,120)
	Total Machinery	(1,668,220)
	Media – (1.4)%
(49,000)	Liberty Media Group, Class-C Shares, (2)	(1,547,420)
(51,000)	Lions Gate Entertainment Corporation, Equity	(1,181,670)
	Total Media	(2,729,090)
	Multi-Utilities – (2.2)%
(12,200)	Dominion Resources, Inc	(783,118)
(69,000)	NiSource Inc	(1,745,700)
(16,000)	Sempra Energy	(1,704,480)
	Total Multi-Utilities	(4,233,298)
	Oil, Gas & Consumable Fuels – (1.9)%
(5,400)	Cimarex Energy Company	(501,768)
(12,000)	EOG Resources, Inc	(1,413,720)
(2,000)	Pioneer Natural Resources Company	(386,200)
(27,000)	Targa Resources Corporation	(1,313,010)
	Total Oil, Gas & Consumable Fuels	(3,614,698)
	Personal Products – (0.9)%
(125,000)	Coty Inc., Class A	(1,656,250)
	Semiconductors & Semiconductor Equipment – (1.8)%
(18,000)	Analog Devices, Inc	(1,749,240)
(18,000)	Universal Display Corporation	(1,782,000)
	Total Semiconductors & Semiconductor Equipment	(3,531,240)
	Software – (1.6)%
(8,100)	Autodesk, Inc, (2)	(1,045,710)
(59,000)	FireEye Inc, (2)	(984,710)
(5,000)	Tyler Technologies Inc, (2)	(1,158,100)
	Total Software	(3,188,520)
	Specialty Retail – (2.0)%
(25,000)	CarMax, Inc, (2)	(1,723,000)
(21,000)	Floor & Decor Holdings, Inc, (2)	(987,000)
(5,000)	Ulta Beauty, Inc, (2)	(1,234,550)
	Total Specialty Retail	(3,944,550)
	Textiles, Apparel & Luxury Goods – (0.9)%
(80,000)	Under Armour, Inc, (2)	(1,672,000)
	Trading Companies & Distributors – (0.2)%
(2,000)	Watsco Inc	(368,040)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Water Utilities – (1.6)%
(16,000)	American Water Works Company	$(1,330,240)
(50,000)	Aqua America Inc	(1,735,000)
	Total Water Utilities	(3,065,240)
	Total Common Stocks Sold Short (proceeds $112,357,975)	(110,880,527)
	Other Assets Less Liabilities – 86.7%	167,176,098
	Net Assets – 100%	$ 192,887,634
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 106,453,632	$ —	$ —	$ 106,453,632
Short-Term Investments:
Repurchase Agreements	—	30,138,431	—	30,138,431
Securities Sold Short:
Common Stocks Sold Short	(110,880,527)	—	—	(110,880,527)
Total	$ (4,426,895)	$30,138,431	$ —	$ 25,711,536

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost, as well as proceeds from common stocks sold short, and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$126,771,978
Gross unrealized:
Appreciation	$ 13,336,243
Depreciation	(3,516,158)
Net unrealized appreciation (depreciation) of investments	$ 9,820,085

Tax proceeds from common stocks sold short	$(111,496,243)
Net Unrealized appreciation (depreciation) of common stocks sold short	615,716
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $4,579,470 have been pledged as collateral for Common Stocks Sold Short.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: July 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2018